NATURE OF OPERATIONS (Details Narrative) - Intec Pharma Ltd. [Member] - USD ($) $ in Millions	Oct. 30, 2020	Dec. 31, 2020	Oct. 29, 2020	Dec. 31, 2019
Accumulated deficit		$ 203.6
Reverse share split, description	1-for-20 reverse share split
Ordinary shares, authorized		17,500,000		5,000,000
Ordinary shares, outstanding		4,321,296		1,811,431
Reverse Stock Split [Member]
Ordinary shares, authorized	17,500,000		350,000,000
Ordinary shares, outstanding	3,965,046		78,964,492